Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Income Statement [Abstract]
Sales	$ 7,503.7		$ 7,824.3		$ 8,384.0
Cost of sales	5,176.6		5,598.2		6,207.9
Selling and administrative	685.0		773.0		892.2
Research and development	71.6		76.4		78.5
Business separation costs	50.6	[1]	7.5	[1]	0.0
Business restructuring and cost reduction actions	34.5	[2]	180.1	[2]	11.1
Pension settlement loss	5.1	[3]	19.3	[3]	5.2
Goodwill and intangible asset impairment charge	0.0		0.0		310.1
Gain on previously held equity interest	0.0		17.9	[4]	0.0
Other income (expense), net	49.4		45.5		45.2
Operating Income	1,529.7	[5]	1,233.2		924.2
Equity affiliates' income	147.0		152.3		148.9
Interest expense	115.2		102.8		124.0
Loss on extinguishment of debt	6.9	[6]	16.6	[6]	0.0
Income from Continuing Operations before Taxes	1,554.6		1,266.1		949.1
Income tax provision	432.6	[7]	300.2		258.1
Income from Continuing Operations	1,122.0		965.9		691.0
Income (loss) from Discontinued Operations, net of tax	(460.5)		351.7		302.1
Net Income	661.5		1,317.6		993.1
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest	22.5		32.6		(5.7)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	7.9		7.1		7.1
Net Income Attributable to Air Products	631.1		1,277.9		991.7
Net Income Attributable to Air Products
Income from continuing operations	1,099.5		933.3		696.7
Income (loss) from discontinued operations	(468.4)		344.6		295.0
Net Income Attributable to Air Products	$ 631.1		$ 1,277.9		$ 991.7
Basic Earnings Per Common Share Attributable to Air Products
Income from continuing operations	$ 5.08		$ 4.34		$ 3.28
Income (loss) from discontinued operations	(2.16)		1.61		1.38
Net Income Attributable to Air Products	2.92		5.95		4.66
Diluted Earnings Per Common Share Attributable to Air Products
Income from continuing operations	5.04		4.29		3.24
Income (loss) from discontinued operations	(2.15)		1.59		1.37
Net Income Attributable to Air Products	$ 2.89		$ 5.88		$ 4.61
Weighted Average Common Shares Outstanding - Basic (in millions)	216.4		214.9		212.7
Weighted Average Common Shares Outstanding - Diluted (in millions)	218.3		217.3		215.2

[1]	For additional information, see Note 3, Materials Technologies Separation.
[2]	For additional information, see Note 5, Business Restructuring and Cost Reduction Actions.
[3]	For additional information, see Note 16, Retirement Benefits.
[4]	For additional information, see Note 6, Business Combination.
[5]	Changes in estimates on projects accounted for under the percentage of completion method favorably impacted income by approximately $20 in fiscal year 2016, primarily during the fourth quarter. For additional information, see Note 1, Major Accounting Policies (Revenue Recognition).
[6]	For additional information, see Note 15, Debt.
[7]	Includes income tax expense for tax costs associated with business separation. For additional information, see Note 3, Materials Technologies Separation.